Restructuring Charges (Narrative) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Nov. 30, 2013	Dec. 31, 2013
Restructuring Charges [Abstract]
Restructuring Reserve		$ 65
Restructuring Charges		88
Restructuring, Settlement and Impairment Provisions		$ 130
Restructuring and Related Activities, Completion Date		Dec. 31, 2015
Restructuring and Related Activities, Initiation Date	Nov. 01, 2013
Restructuring and Related Cost, Number of Positions Eliminated, Inception to Date Percent	20.00%